CORPORATE INCOME TAXES - Disclosure of reconciliation of income tax provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Income taxes paid (refund) [Abstract]
Net loss before tax	$ (13,990,000)	$ (4,089,000)
Statutory tax rate	27.00%	27.00%
Expected income tax recovery	$ (3,777,000)	$ (1,104,000)
Net adjustments for deductible and non-deductible amounts	2,151,000	640,000
Flow through expenses renounced	452,000	430,000
True-up for prior year balance	(30,000)	74,000
Change in valuation allowance	1,204,000	(40,000)
Deferred income tax recovery	$ 0	$ 0